Variable Interest Entities (Schedule of Principal Amount of Delinquent Loans, and Net Credit Losses) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)
Financing Receivable, Allowance for Credit Losses [Line Items]
Principal amount of loans securitized and sold	$ 39,400,000,000
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Principal Amount of Residential Real Estate Loans	8,386,789,000	[1],[2],[3]
Net Credit Losses	219,925,000
Principal Amount90 Days Or More Past Due Or Nonaccrual [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Principal Amount of Residential Real Estate Loans	700,000,000
Principal Amount90 Days Or More Past Due Or Nonaccrual [Member] | Government National Mortgage Association Certificates And Obligations G N M A [Member] | Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Principal Amount of Residential Real Estate Loans	$ 39,800,000

[1]	Amounts represent real estate residential loans in FHN’s portfolio, held-for-sale, and loans that have been transferred in proprietary securitizations and whole loan sales in which FHN ha d a retained interest other than servicing rights. Also include d $ 39 .4 m illion of loans transferred to GSEs with any type of retained interest other than servicing rights in 2013 .
[2]	Includes $ .7 billion where the principal amount is 90 days or more past due or nonaccrual. Included in this amount was $ 39.8 million of GNMA guaranteed mortgages in 2013 .
[3]	No delinquency or net credit loss data is provided for the loans transferred to FNMA or FHLMC because these agencies retain credit risk. See Note 18 - Contingencies and Other Disclosures for discussion related to repurchase obligations for loans transferred to GSEs or private investors.